UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS & COMPANY, INC.
           --------------------------------------------------
Address:   600 FIFTH AVENUE
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           27th FLOOR
           --------------------------------------------------
           NEW YORK, NY 10020
           --------------------------------------------------

Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JOHN C. WATERFALL
           --------------------------------------------------
Title:     PRESIDENT
           --------------------------------------------------
Phone:     212-218-4116
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John C. Waterfall            New York                 5/25/06
       -------------------------    --------------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:        $167,867
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- ------------ --------- -------- ------------------ ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP     (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- --------- -------- --------  --- ---- ---------- -------- -------- -------- -------
D BIOENVISION INC Com            COM           09059N100     7212  1011500  SH       SOLE                1011500        0        0
D BOSTON SCIENTIFIC CORP         COM           101137107     3458   150000  SH       SOLE                 150000        0        0
D CARDIOME PHARMA CORP           COM NEW       14159U202     6350   500000  SH       SOLE                 500000        0        0
D CELGENE CORPORATION COM        COM           151020104     8844   200000  SH       SOLE                 200000        0        0
D CURAGEN CORP COM               COM           23126R101      501   100000  SH       SOLE                 100000        0        0
D DAKTRONICS INC COM             COM           234264109     7300   200000  SH       SOLE                 200000        0        0
D DUSA PHARMACEUTICALS INC COM   COM           266898105     3530   500000  SH       SOLE                 500000        0        0
D ELECTRONIC ARTS COM            COM           285512109     1368    25000  SH       SOLE                  25000        0        0
D ENERGY CONVERSION DEVICES INC  COM           292659109      246     5000  SH       SOLE                   5000        0        0
D EXELON CORP COM                COM           30161N101    11109   210000  SH       SOLE                 210000        0        0
D FUEL-TECH N.V COM              COM           359523107     9594   600000  SH       SOLE                 600000        0        0
D GLOBIX CORP COM NEW            COM           37957F200     1100   400000  SH       SOLE                 400000        0        0
D GOOGLE                         COM           38259P508     7800    20000  SH       SOLE                  20000        0        0
D HOLOGIC INC COM                COM           436440101      554    10000  SH       SOLE                  10000        0        0
D INFRASOURCE SVCS INC           COM           45684P102      172    10000  SH       SOLE                  10000        0        0
D INSITUFORM TECHNOLOGIES INC    CL A          457667103     1809    68000  SH       SOLE                  68000        0        0
D INTEL CORP COM                 COM           458140100     9730   500000  SH       SOLE                 500000        0        0
D INTUITIVE SURGICAL INC         COM NEW       46120E602      590     5000  SH       SOLE                   5000        0        0
D IRIDEX CORP COM                COM           462684101      612    50000  SH       SOLE                  50000        0        0
D ISIS PHARMACEUTICALS  USD COM  COM           464330109      451    50000  SH       SOLE                  50000        0        0
D ITC HOLDINGS CORP              COM           465685105      656    25000  SH       SOLE                  25000        0        0
D KFX INC COM                    COM           48245L107     8327   457500  SH       SOLE                 457500        0        0
D MIRANT CORP NEW                COM           60467R100    21048   841932  SH       SOLE                 841932        0        0
D MIRANT CORP WRNT EXP 01/03/201 WARRANTS      60467R118     5326   522145  SH       SOLE                 522145        0        0
D MIRANT CORP WRNT EXP 01/03/201 WARRANTS      60467R126    18870  1700000  SH       SOLE                1700000        0        0
D ORASURE TECHNOLOGIES           COM           68554V108     5150   500000  SH       SOLE                 500000        0        0
D PIKE ELECTRIC CORP COM         COM           721283109      210    10000  SH       SOLE                  10000        0        0
D REVLON INC CL A COM            CL A          761525500      316   100000  SH       SOLE                 100000        0        0
D SUNPOWER CORP CLASS A          COM CL A      867652109      382    10000  SH       SOLE                  10000        0        0
D TASER INTERNATIONAL INC        COM           87651B104    13767  1300000  SH       SOLE                1300000        0        0
D TEVA PHARMACEUTICAL ADR FOR 10 ADR           881624209    11119   270000  SH       SOLE                 270000        0        0
D VERTEX PHARMACEUTICALS INC     COM           92532F100      366    10000  SH       SOLE                  10000        0        0
